Property, plant and equipment (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	¥ 284,328,093	[1]	¥ 223,061,809
Reclassification	0		0
Business combination (Note 41)	3,468,664		63,780,809
Additions	16,615,539		22,155,315
Transfer from CIP	0		0
Reclassification to assets held for sale (Note 20)	(554,033)
Disposals/write-off	(508,080)		(1,330,866)
Disposal of subsidiaries			(2,243,726)
Depreciation charge	(20,493,262)		(20,201,165)
Impairment charge	(989,778)		(1,046,195)	[1]	¥ (1,063,735)	[1]
Currency translation differences	194,129		152,112
End of the year	282,061,272		284,328,093	[1]	223,061,809
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	471,776,159
End of the year	526,657,481		471,776,159
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(178,100,381)
End of the year	(231,922,282)		(178,100,381)
Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(9,347,685)
End of the year	(12,673,927)		(9,347,685)
Dam [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	1,637,689		1,379,598
Reclassification	0		49,386
Business combination (Note 41)	0		279,169
Additions	0		0
Transfer from CIP	5,867		15,355
Reclassification to assets held for sale (Note 20)	0
Disposals/write-off	0		0
Disposal of subsidiaries			0
Depreciation charge	(38,832)		(40,200)
Impairment charge	0		(45,619)
Currency translation differences	0		0
End of the year	1,604,724		1,637,689		1,379,598
Dam [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	2,220,224
End of the year	2,308,072		2,220,224
Dam [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(226,512)
End of the year	(301,125)		(226,512)
Dam [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(356,023)
End of the year	(402,223)		(356,023)
Port facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	2,915,552		3,560,237
Reclassification	0		(404)
Business combination (Note 41)	0		0
Additions	195		0
Transfer from CIP	50,824		114,688
Reclassification to assets held for sale (Note 20)	0
Disposals/write-off	0		(14,731)
Disposal of subsidiaries			(632,709)
Depreciation charge	(117,025)		(111,529)
Impairment charge	0		0
Currency translation differences	0		0
End of the year	2,849,546		2,915,552		3,560,237
Port facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	3,358,811
End of the year	3,409,830		3,358,811
Port facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(443,259)
End of the year	(560,284)		(443,259)
Port facilities [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	0
End of the year	0		0
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	8,102,084		6,236,324
Reclassification	90,791		52,047
Business combination (Note 41)	38,845		1,944,531
Additions	18,996		184
Transfer from CIP	514,167		342,285
Reclassification to assets held for sale (Note 20)	0
Disposals/write-off	(41,618)		(30,837)
Disposal of subsidiaries			(101,169)
Depreciation charge	(405,045)		(339,630)
Impairment charge	(20,002)		(1,651)
Currency translation differences	0		0
End of the year	8,298,218		8,102,084		6,236,324
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	11,173,669
End of the year	12,566,461		11,173,669
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(3,019,198)
End of the year	(4,147,947)		(3,019,198)
Buildings [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(52,387)
End of the year	(120,296)		(52,387)
Electric utility plant in service [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	239,920,160		181,700,877
Reclassification	(108,874)		(157,759)
Business combination (Note 41)	3,128,388		58,379,270
Additions	543,660		840,991
Transfer from CIP	17,726,156		20,283,508
Reclassification to assets held for sale (Note 20)	(547,720)
Disposals/write-off	(449,894)		(1,252,829)
Disposal of subsidiaries			(114,542)
Depreciation charge	(19,446,539)		(19,155,852)
Impairment charge	(947,520)		(754,753)
Currency translation differences	193,872		151,249
End of the year	240,011,689		239,920,160		181,700,877
Electric utility plant in service [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	418,360,698
End of the year	472,814,967		418,360,698
Electric utility plant in service [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(170,525,898)
End of the year	(221,703,642)		(170,525,898)
Electric utility plant in service [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(7,914,640)
End of the year	(11,099,636)		(7,914,640)
Transportation facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	793,170		554,659
Reclassification	0		(4,357)
Business combination (Note 41)	1,683		17,243
Additions	0		0
Transfer from CIP	460		288,554
Reclassification to assets held for sale (Note 20)	0
Disposals/write-off	0		(3,907)
Disposal of subsidiaries			0
Depreciation charge	(62,771)		(59,022)
Impairment charge	0		0
Currency translation differences	0		0
End of the year	732,542		793,170		554,659
Transportation facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	1,155,392
End of the year	1,219,218		1,155,392
Transportation facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(362,222)
End of the year	(486,676)		(362,222)
Transportation facilities [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	0
End of the year	0		0
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	2,416,183		2,357,009
Reclassification	18,083		61,087
Business combination (Note 41)	294,628		443,052
Additions	71,414		88,160
Transfer from CIP	108,477		145,705
Reclassification to assets held for sale (Note 20)	(3,668)
Disposals/write-off	(16,568)		(28,562)
Disposal of subsidiaries			(153,096)
Depreciation charge	(423,050)		(494,932)
Impairment charge	(112)		(2,503)
Currency translation differences	191		263
End of the year	2,465,578		2,416,183		2,357,009
Others [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	5,972,688
End of the year	7,226,391		5,972,688
Others [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(3,523,292)
End of the year	(4,722,608)		(3,523,292)
Others [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(33,213)
End of the year	(38,205)		(33,213)
CIP [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	28,543,255		27,273,105
Reclassification	0		0
Business combination (Note 41)	5,120		2,717,544
Additions	15,981,274		21,225,980
Transfer from CIP	(18,405,951)		(21,190,095)
Reclassification to assets held for sale (Note 20)	(2,645)
Disposals/write-off	0		0
Disposal of subsidiaries			(1,242,210)
Depreciation charge	0		0
Impairment charge	(22,144)		(241,669)
Currency translation differences	66		600
End of the year	26,098,975		28,543,255		¥ 27,273,105
CIP [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	29,534,677
End of the year	27,112,542		29,534,677
CIP [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	0
End of the year	0		0
CIP [member] | Accumulated impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(991,422)
End of the year	¥ (1,013,567)		¥ (991,422)

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).